Unaudited Pro Forma Condensed Combined Statement of Operations	3 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Unaudited Pro Forma Condensed Combined Statement of Operations
	Maple X Inc.	Maple Heights GP	Pro Forma

Revenues	-	4,978	4,978
Cost of revenues	-	(3,956)	(3,956)
Gross profit	-	1,022	1,022

General and administrative expenses	(5)	-	(5)
Operating loss	(5)	1,022	1,017
Financing expenses, net	(22)	(104)	(126)
Net income (loss)	(27)	918	891

	Maple X Inc.	Maple Heights GP	Pro Forma

Revenues	-	444	444
Cost of revenues	-	(272)	(272)
Gross profit	-	172	172

General and administrative expenses	-	-	-
Operating loss	-	172	172
Financing expenses, net	-	(230)	(230)
Net income (loss)	-	(58)	(58)